Average Annual Total Returns	RiverNorth Managed Volatility Fund Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Managed Volatility Fund - Return After Taxes on Distributions Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Managed Volatility Fund - Return After Taxes on Distributions and Sale of Fund Shares Class R Shares 1/28/2015 - 1/28/2015	RiverNorth Managed Volatility Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1/28/2015 - 1/28/2015
[AverageAnnualReturnAbstract]
1 Year	1.88%	(1.26%)	1.07%	13.69%
Since Inception	4.23%	1.49%	1.99%	20.43%
Inception Date	Oct. 12, 2012	Oct. 12, 2012	Oct. 12, 2012	Oct. 12, 2012